Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets
Preferred class A stock, shares authorized	7,200,000,000	7,200,000,000
Preferred class A stock, shares issued	1,955,824,156	2,108,579,618
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	3,183,360,475	3,256,724,482
Treasury stock, preferred shares	152,755,462	99,649,571
Treasury stock, common shares	73,364,007	47,375,394